Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule Representing Cash and Cash Equivalents

	2022 £m	2021 £m
Cash and bank balances	3,116	2,529
Cash equivalents	330	280
	3,446	2,809

Summary of Cash and Cash Equivalents Denominated in the Functional Currency of the Subsidiary Undertaking or Other Currencies	Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2022 £m	2021 £m
Functional currency	2,979	2,422
U.S. dollar	207	170
Euro	129	92
Other currencies	131	125
	3,446	2,809

Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest	In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2022 £m	2021 £m
Cash and cash equivalents as above	3,446	2,809
Less overdrafts and accrued interest	(109)	(346)
Net cash and cash equivalents	3,337	2,463